Trade and other payables - Summary of Trade and Other Liabilities (Detail) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Text Block [Abstract]
Trade payables	€ 4,648,105	€ 5,979,168
Tax and social security liabilities	629,511	705,912
Total Trade And Other Payables	€ 5,277,616	€ 6,685,080